DEFERRED REVENUES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]

NOTE 9 -         DEFERRED REVENUES

Deferred revenues totaling $182,224 represents the unamortized amount of a $200,000 advance payment received from Precision Dose Inc. for a licensing agreement with a fifteen year term beginning in September 2010 and ending in August 2025. The advance payment was recorded as deferred revenue when received and is earned, on a straight line basis over the fifteen year life of the license. The current portion of deferred revenues, totaling $13,333 represents the revenue that will be recognized over the 12 months immediately subsequent to December 31, 2011. The long term portion of deferred revenues, totaling $168,891, represents the revenue that will be recognized during the period that begins more than twelve months subsequent to December 31, 2011.

NOTE 12 -	DEFERRED REVENUES

Deferred revenues in the aggregate amount of $192,223, consisting of a current component of $13,333 and a long term component of $178,890 represents the unamortized amount of a $200,000 advance payment received for a licensing agreement with a fifteen year term beginning in September 2010 and ending in August 2025. The advance payment was recorded as deferred revenue when received and is earned, on a straight line basis over the fifteen year life of the license. The current component is equal to the amount of revenue to be earned during the 12 month period immediately subsequent to the balance date and the long term component is equal to the amount of revenue to be earned thereafter.